UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2014 (unaudited)

LK Balanced Fund

Description	Shares/Par	Value
COMMON STOCKS - 59.4%
Consumer Discretionary - 7.1%
Cato, Class A	12,500	$338,000
DIRECTV *	7,500	573,150
Walt Disney	7,000	560,490
Winnebago Industries *	13,000	356,070
		1,827,710
Consumer Staples - 2.7%
Colgate-Palmolive	3,400	220,558
ConAgra Foods	15,000	465,450
		686,008
Energy - 6.0%
Anadarko Petroleum	6,200	525,512
Chesapeake Energy	20,000	512,400
Chevron	4,418	525,344
		1,563,256
Financials - 11.7%
Berkshire Hathaway, Class A *	2	374,700
Berkshire Hathaway, Class B *	1,900	237,443
Leucadia National	14,400	403,200
Plum Creek Timber - REIT	8,000	336,320
The St. Joe Company *	17,000	327,250
Symetra	22,500	445,950
Texas Pacific Land Trust	6,959	901,191
		3,026,054
Health Care - 4.3%
Pfizer	20,000	642,400
Thermo Fisher Scientific	4,000	480,960
		1,123,360
Industrials - 15.0%
Boeing	4,500	564,705
Chicago Bridge & Iron	12,500	1,089,375
Costamare	22,125	475,688
GenCorp *	25,000	456,750
Kansas City Southern	4,600	469,476
Lincoln Electric Holdings	11,600	835,316
		3,891,310
Information Technology - 1.7%
Microsoft	11,000	450,890
Materials - 9.4%
Cemex SAB de CV *	37,742	476,676
Compass Minerals International	6,000	495,120
Constellium, Class A *	7,000	205,450
Freeport-McMoRan Copper & Gold	12,228	404,380
Vulcan Materials	9,000	598,050
Yamana Gold	30,000	263,400
		2,443,076
Telecommunication Services - 1.5%
Verizon Communications	3,156	150,131
Vodafone Group - ADR	6,545	240,921
		391,052
Total Common Stocks
(Cost $8,393,272)		15,402,716

CORPORATE BONDS - 19.1%
Consumer Discretionary - 2.1%
McDonald's
1.875%, 05/29/2019	$250,000	247,184
Walt Disney
5.875%, 12/15/2017	250,000	287,716
		534,900
Consumer Staples - 6.1%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	271,302
Campbell Soup
2.500%, 08/02/2022	300,000	273,385
Coca-Cola
7.125%, 08/01/2017	150,000	175,928
Procter & Gamble
1.800%, 11/15/2015	275,000	280,861
Wal-Mart Stores
3.625%, 07/08/2020	300,000	316,123
William Wrigley Jr. Company
4.650%, 07/15/2015	250,000	261,587
		1,579,186
Energy - 2.1%
ConocoPhillips
6.650%, 07/15/2018	250,000	296,844
Murphy Oil
3.700%, 12/01/2022	250,000	243,128
		539,972
Financials - 1.0%
Berkshire Hathaway
1.900%, 01/31/2017	265,000	271,373
Health Care - 3.5%
Pfizer
4.650%, 03/01/2018	250,000	276,723
Stryker
4.375%, 01/15/2020	200,000	217,411
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	143,455
Wyeth
5.500%, 02/15/2016	250,000	272,679
		910,268
Industrials - 1.9%
Union Pacific Railroad
Series 2004-2
5.214%, 09/30/2014 (a)	250,000	254,446
United Parcel Service
2.450%, 10/01/2022	250,000	237,596
		492,042
Information Technology - 1.4%
Corning
7.530%, 03/01/2023	110,000	132,722
Intel
2.700%, 12/15/2022	250,000	239,107
		371,829
Telecommunication Services - 1.0%
Qwest
7.125%, 11/15/2043	250,000	250,571
Total Corporate Bonds
(Cost $4,813,646)		4,950,141

MUNICIPAL BONDS - 5.6%
Blair, Nebraska Water System
Series C
3.500%, 12/15/2017	200,000	204,616
Colony, Texas Local Development Corporation
Series A
2.594%, 10/01/2020	190,000	182,674
La Vista, Nebraska Economic Development Fund
6.530%, 10/15/2017	200,000	209,232
Lincoln, Nebraska Airport Authority
Series C
3.628%, 07/01/2022	350,000	351,054
Omaha, Nebraska Special Tax, Build America Bonds
4.130%, 10/15/2016	220,000	233,255
Ralston, Nebraska
Series A
4.350%, 09/15/2024	260,000	260,530
Total Municipal Bonds
(Cost $1,429,350)		1,441,361

U.S. GOVERNMENT SECURITIES - 4.2%
Federal National Mortgage Association
1.500%, 07/30/2027	250,000	247,569
1.500%, 07/30/2027	250,000	239,849
U.S. Treasury Notes #
2.125%, 01/15/2019	272,375	304,379
1.125%, 01/15/2021	267,330	284,017
Total U.S. Government Securities
(Cost $1,027,523)		1,075,814

EXCHANGE TRADED FUNDS - 1.7%
SPDR Barclays Capital High Yield Bond	6,000	247,860
SPDR Gold Trust *	1,575	194,686
Total Exchange Traded Funds
(Cost $363,576)		442,546

SHORT-TERM INVESTMENT - 10.7%
First American Government Obligations, Class Z, 0.01% ^
(Cost $2,781,207)	2,781,207	2,781,207

Total Investments - 100.7%
(Cost $18,808,574)		26,093,785
Other Assets and Liabilities, Net - (0.7%)		(175,566)
Total Net Assets - 100.0%		$25,918,219

*	Non-income producing security.
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2014, the value of this investment was $254,446 or 1.0% of total net assets.

#
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

^	Variable rate security - The rate shown is the rate in effect as of March 31, 2014.
REIT-	Real Estate Investment Trust
ADR-	American Depository Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$15,402,716	$-	$-	$15,402,716
Corporate Bonds	-	4,950,141	-	4,950,141
Municipal Bonds	-	1,441,361	-	1,441,361
U.S. Government Securities	-	1,075,814	-	1,075,814
Exchange-Traded Funds	442,546	-	-	442,546
Short-Term Investment	2,781,207	-	-	2,781,207
Total Investments	$18,626,469	$7,467,316	$-	$26,093,785

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

LK Balanced Fund

Cost of investments	$18,808,574

Gross unrealized appreciation	7,532,586
Gross unrealized depreciation	(247,375)
Net unrealized appreciation	$7,285,211

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date   May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                              James R. Arnold, President

Date   May 28, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date   May 28, 2014